SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted share units [member] - Employees directors and service [member] - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number of outstanding, Beginning
Number of outstanding, Granted	4,334,000
Number of outstanding, Vested	(945,000)
Number of outstanding, Ending	3,389,000